INVENTORY (Details) (USD $) In Thousands, unless otherwise specified	Jul. 31, 2013	Oct. 31, 2012	Oct. 31, 2011
Raw materials	$ 226	$ 322	$ 170
Finished goods	63	54	18
Inventory, Net	$ 289	$ 376	$ 188